Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,790,000
Total Fee Amount	385.30
Total Offset Amount	0.00
Net Fee	$ 385.30
Offset Table N/A	N/A